Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000126627
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Flex ETF Portfolio
Class Name	Portfolio
Trading Symbol	TMRF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Flex ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN <5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Flex ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,536	$11,196
Dec-2017	$11,720	$13,640
Dec-2018	$10,964	$13,042
Dec-2019	$12,561	$17,149
Dec-2020	$13,208	$20,304
Dec-2021	$14,369	$26,132
Dec-2022	$12,628	$21,399
Dec-2023	$13,799	$27,025
Dec-2024	$14,654	$33,786
Dec-2025	$15,992	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Flex ETF Portfolio	9.13%	3.90%	4.81%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 122,810,881
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 382,613
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$122,810,881 Number of Portfolio Holdings31 Advisory Fee $382,613 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.3%
Exchange-Traded Funds	87.3%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Collateral for Securities Loaned	1.4%
Money Market	11.5%
Fixed Income	38.9%
Equity	49.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	10.8%
Vanguard FTSE Developed Markets ETF	9.4%
Vanguard Short-Term Inflation-Protected Securities ETF	9.1%
State Street SPDR Portfolio Short Term Corporate ETF	7.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Value ETF	5.1%
Vanguard Intermediate-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.